   OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden
hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: Nicholas–Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2010

Date of Reporting Period: May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value*
COMMON STOCK—93.4%
Australia—6.4%
Banking—1.4%
69,164	Commonwealth Bank of Australia	$1,950,502

Building/Construction—0.5%
189,217	Downer EDI Ltd.	720,382

Healthcare & Hospitals—2.1%
123,948	CSL Ltd.	2,925,005

Metals & Mining—1.9%
55,687	BHP Billiton Ltd.	1,563,907
18,601	Newcrest Mining Ltd.	493,592
9,801	Rio Tinto Ltd.	515,299
		2,572,798

Retail—0.5%
33,495	Woolworths Ltd.	683,976

Belgium—0.9%
Chemicals—0.6%
25,259	Tessenderlo Chemie NV	859,956

Transportation—0.3%
27,391	Euronav NV	459,319

Bermuda—1.2%
Holding Companies—0.3%
734,000	First Pacific Co.	365,674

Oil & Gas—0.4%
38,500	Seadrill Ltd.	568,825

Real Estate—0.5%
159,500	Kerry Properties Ltd.	685,484

Cayman Islands—0.2%
Telecommunications—0.2%
782,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (c)	96,837
782,000	Hutchison Telecommunications International Ltd.	157,471
		254,308

Denmark—1.7%
Building/Construction—0.3%
9,950	FLSmidth & Co. A/S (c)	370,230

Energy—0.2%
4,800	Vestas Wind Systems A/S (c)	354,126

Pharmaceuticals—1.2%
31,800	Novo Nordisk AS, Class B	1,660,129

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value*
Finland—2.2%
Automotive—0.2%
13,200	Nokian Renkaat Oyj	$251,850

Telecommunications—2.0%
178,126	Nokia Oyj	2,737,006

France—7.4%
Automotive—0.3%
14,943	Peugeot S.A.	455,902

Banking—1.4%
27,495	BNP Paribas	1,907,697

Machinery—0.9%
19,616	Alstom S.A.	1,253,230

Multi-Media—0.4%
21,394	Vivendi Universal S.A.	566,855

Oil & Gas—1.5%
36,497	Total S.A. (b)	2,108,164

Pharmaceuticals—0.4%
9,794	Sanofi-Aventis S.A.	625,868

Telecommunications—2.1%
118,394	France Telecom S.A. (b)	2,890,769

Utilities—0.4%
9,219	Electricite de France	485,886

Germany—6.5%
Automotive—1.0%
15,008	Bayerische Motoren Werke AG	543,239
21,187	DaimlerChrysler AG	780,264
		1,323,503

Chemicals—2.5%
17,065	BAYER AG	977,000
34,176	K&S AG	2,564,072
		3,541,072

Financial Services—1.0%
15,459	Deutsche Boerse AG	1,356,265

Utilities—2.0%
38,991	E.ON AG	1,385,723
16,213	RWE AG	1,351,565
		2,737,288

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value*
Greece—0.6%
Banking—0.6%
29,019	National Bank of Greece S.A.	$794,011

Hong Kong—1.9%
Airlines—0.4%
425,000	Cathay Pacific Airways Ltd.	597,618

Real Estate—1.5%
204,000	Hang Lung Group Ltd.	930,940
592,000	New World Development Ltd.	1,123,830
		2,054,770

Ireland—0.2%
Financial Services—0.2%
48,618	Irish Life & Permanent PLC	233,158

Italy—2.6%
Aerospace—0.2%
21,291	Finmeccanica SpA	301,555

Energy—1.2%
271,908	Enel SpA	1,621,364

Utilities—1.2%
66,956	Eni SpA	1,626,581

Japan—17.0%
Automotive—2.3%
301,000	Hino Motors Ltd.	886,788
29,200	Tokai Rika Co., Ltd.	437,852
48,300	Toyota Motor Corp.	1,922,464
		3,247,104

Banking—0.9%
81,900	Resona Holdings, Inc.	1,230,080

Building/Construction—1.1%
29,500	Daikin Industries Ltd.	915,439
73,000	Kinden Corp.	601,146
		1,516,585

Consumer Products—2.1%
50,200	Heiwa Corp.	573,980
1,300	Nintendo Co., Ltd.	350,175
36,200	Sankyo Co., Ltd.	1,919,500
		2,843,655

Diversified Manufacturing—0.3%
23,000	Nikon Corp.	345,981

Electronics—0.4%
27,500	Mitsumi Electric Co., Ltd.	530,975

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value*

Financial Services—0.4%
46,500	Promise Co., Ltd.	$620,279

Food & Beverage—0.3%
34,000	Kirin Brewery Co., Ltd.	428,092

Machinery—0.7%
36,500	Shima Seiki Manufacturing Ltd.	935,586

Pharmaceuticals—0.5%
11,200	Astellas Pharma, Inc.	380,969
19,700	Daiichi Sankyo Co., Ltd.	370,290
		751,259

Retail—0.3%
88,500	Daiei, Inc. (c)	429,335

Telecommunications—2.3%
140	KDDI Corp.	733,252
48,700	Nippon Telegraph & Telephone Corp.	2,023,123
282	NTT DoCoMo, Inc.	421,633
		3,178,008

Tobacco—0.2%
81	Japan Tobacco, Inc.	233,081

Transportation—3.1%
8,600	East Japan Railway Co.	512,518
133,000	Kawasaki Kisen Kaisha Ltd.	599,785
147,000	Mitsui OSK Lines Ltd.	1,045,992
450,000	Nippon Yusen KK	2,158,329
		4,316,624

Wholesale—2.1%
545,900	Sojitz Corp.	1,094,832
184,300	Sumitomo Corp. (b)	1,846,816
		2,941,648

Jersey, Channel Islands—0.5%
Manufacturing—0.5%
84,128	Charter International PLC	719,880

Luxembourg—0.6%
Consumer Products—0.6%
20,850	Oriflame Cosmetics S.A.	927,032

Norway—3.0%
Banking—1.5%
247,600	DnB NOR ASA (c)	2,076,594

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value*
Chemicals—1.5%
63,200	Yara International ASA	$2,101,505

Singapore—0.6%
Airlines—0.6%
99,000	Singapore Airlines Ltd.	858,305

Spain—7.3%
Banking—2.0%
260,361	Banco Santander Central Hispano S.A.	2,769,610

Building/Construction—0.3%
9,343	ACS Actividades Construcciones y Servicios S.A.	488,915

Insurance—0.6%
226,669	Mapfre S.A.	791,479

Telecommunications—3.4%
218,195	Telefonica S.A. (b)	4,732,473

Utilities—1.0%
162,409	Iberdrola S.A.	1,396,442

Sweden—1.8%
Banking—0.6%
95,400	Nordea Bank AB	765,420

Metals & Mining—0.6%
98,000	Boliden AB	766,386

Tobacco—0.6%
50,600	Swedish Match AB	813,717

Switzerland—6.3%
Building/Construction—1.2%
101,818	ABB Ltd. (c)	1,685,572

Chemicals—0.7%
3,892	Syngenta AG	950,446

Food & Beverage—0.4%
16,827	Nestle S.A.	613,495

Insurance—2.3%
16,732	Zurich Financial Services AG	3,135,402

Pharmaceuticals—1.3%
12,695	Roche Holdings AG	1,740,456

Retail—0.4%
3,280	Swatch Group AG	548,214

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value*
United Kingdom—24.5%
Aerospace—0.2%
56,269	BAE Systems PLC	$312,472

Banking—1.7%
98,123	Barclays PLC	475,671
133,443	Royal Bank of Scotland Group PLC (b)(c)	82,755
88,325	Standard Chartered PLC	1,802,492
		2,360,918

Consumer Products—0.5%
67,923	Aggreko PLC	645,613

Financial Services—0.2%
53,500	ICAP PLC	342,101

Food & Beverage—4.9%
130,071	Diageo PLC	1,777,285
135,323	Unilever PLC	3,186,261
462,495	WM Morrison Supermarkets PLC (b)	1,819,113
		6,782,659

Healthcare & Hospitals—0.8%
129,606	SSL International PLC	1,068,841

Insurance—1.2%
760,522	Old Mutual PLC	911,076
227,246	Standard Life PLC	730,464
		1,641,540

Manufacturing—0.2%
17,062	Cookson Group PLC	74,842
22,313	Smiths Group PLC	261,921
		336,763

Metals & Mining—2.5%
32,097	Anglo American PLC	925,872
67,080	BHP Billiton PLC	1,604,043
22,080	Rio Tinto PLC	1,003,634
		3,533,549

Oil & Gas—5.3%
302,677	BP PLC	2,496,224
	Royal Dutch Shell PLC (b),
76,148	Class A	2,055,478
104,798	Class B	2,852,454
		7,404,156

Pharmaceuticals—2.4%
68,139	AstraZeneca PLC	2,836,494
25,592	GlaxoSmithKline PLC	431,785
		3,268,279

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value*
Telecommunications—2.4%
230,300	Cable & Wireless PLC	$502,578
1,536,950	Vodafone Group PLC (b)	2,884,686
		3,387,264

Tobacco—1.7%
59,293	British American Tobacco PLC	1,621,421
27,934	Imperial Tobacco Group PLC	724,971
		2,346,392

Transportation—0.5%
331,510	Stagecoach Group PLC	702,751
	Total Common Stock (cost—$226,662,045)	129,464,059

EXCHANGE-TRADED FUND—1.0%
United States—1.0%
28,200	iShares MSCI EAFE Index Fund (cost—$1,558,098)	1,336,680

	Total Investments before options written
	(cost—$228,220,143)—94.4%	130,800,739

Contracts
CALL OPTIONS WRITTEN (c)—(0.4)%
10,500	Bayerische Motoren Werke AG (OTC),
	strike price €28, expires 6/19/09	(3,017)
68,600	Boliden AB (OTC),
	strike price SEK 65, expires 6/18/09	(9,729)
1,267	DAX Index (OTC),
	strike price €5,264, expires 6/19/09	(53,152)
10,583	Dow Jones Euro Stoxx 50 Price Index (OTC),
	strike price €2,597, expires 6/19/09	(267,145)
4,439	FTSE 100 Index (OTC),
	strike price £4,679, expires 6/19/09	(103,799)
205,026	Nikkei Index (OTC),
	strike price ¥10,010, expires 6/12/09	(100,313)
76,740	OMX Stolkholm 30 Index (OTC),
	strike price SEK 840, expires 6/18/09	(30,365)
2,563	S&P 200 ASX Index (OTC),
	strike price AUD 4,025, expires 6/18/09	(20,398)
6,900	Sanofi-Synthelabo (OTC),
	strike price €47, expires 6/19/09	(2,842)
27,000	Seadrill Ltd. (OTC),
	strike price NOK 100, expires 6/19/09	(4,292)
1,589	Swiss Market Index (OTC),
	strike price CHF 5,709, expires 6/19/09	(19,168)
	Total Call Options Written (premiums received—$930,691)	(614,220)

	Total Investments net of call options written (cost—$227,289,452) (a)—94.0%	130,186,519
	Other assets less other liabilities—6.0%	8,344,074
	Net Assets—100.0%	$138,530,593

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value ("NAV") of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange ("NYSE") is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if securities were sold and these differences could be material. The Fund's NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund's NAV is calculated.With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair-value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair-value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair-value pricing may require subjective determinations about the value of a security or other asset, and fair-values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair-value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

(a)	Securities with an aggregate value of $126,476,453, representing 91.30% of net assets, have been valued utilizing modeling tools provided by a third-party vendor, as described in the footnote above.

(b)	All or partial amount segregated as collateral for call options written.

(c)	Non-income producing.

Glossary:
€—Euro
£— Great British Pound
¥—Japanese Yen
AUD—Australian Dollar
CHF—Swiss Franc
NOK—Norwegian Krone
OTC—Over the Counter
SEK—Swedish Krona

Other Investments:

(1)    Transactions in options written for the three months ended May 31, 2009:

	Contracts	Premiums
Options outstanding, February 28, 2009	451,382	$1,222,116
Options written	1,414,021	1,929,678
Options terminated in closing transactions	(506,675)	(83,899)
Options assigned	(327,226)	(656,601)
Options expired	(616,295)	(1,480,603)
Options outstanding, May 31, 2009	415,207	$930,691

Fair Value Measurements—The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the "exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

  Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at May 31, 2009 in valuing the Fund’s investments and other financial instruments carried at value:

	Investments in Securities and other financial instruments
Valuation Inputs	Assets	Liabilities
Level 1 - Quoted Prices	$4,324,286	$—
Level 2 - Other Significant Observable Inputs	126,476,453	(614,220)
Level 3 - Significant Unobservable Inputs	—	—
Total	$130,800,739	$(614,220)

Disclosures about Derivative Instruments and Hedging Activities—The Fund has adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure as of May 31, 2009:

Derivatives Fair Value
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	(614,220)
Other contracts	—
Total	$(614,220)

Item 2. Controls and Procedures

a) The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occured during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: July 16, 2009

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: July 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: July 16, 2009

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: July 16, 2009